COMMON STOCK AND WARRANTS. (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of warrant activity

The following table summarizes warrant activity for the years ended December 31, 2018, 2017 and 2016 (number of shares in thousands):

	Number of Shares	Price per Share	Weighted Average Exercise Price
Balance at December 31, 2015	382	$6.09 – $735.00	$70.87
Warrants exercised	(138)	$8.43	$8.43
Balance at December 31, 2016	244	$6.09 – $735.00	$106.72
Warrants exercised	(191)	$6.09	$6.09
Warrants expired	(49)	$6.09 – $735.00	$444.00
Balance at December 31, 2017	4	$735.00	$735.00
Warrants expired	(4)	$735.00	$735.00
Balance at December 31, 2018	—	$—	$—